Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable - Summary of Main Investments in Common Shares of Associates and Joint Ventures (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Investments	$ 729	$ 640
Acquisition cost	330	302
Equity method recognition	$ 399	338
Camcem [member]
Disclosure of associates [line items]
Name of associate	Camcem, S.A. de C.V.
Activity	Cement
Country	Mexico
Investment, percentage	40.10%
Investments	$ 364	306
Concrete Supply Co. LLC [member]
Disclosure of associates [line items]
Name of associate	Concrete Supply Co. LLC
Activity	Concrete
Country	United States
Investment, percentage	40.00%
Investments	$ 103	96
Lehigh White Cement Company [member]
Disclosure of associates [line items]
Name of associate	Lehigh White Cement Company
Activity	Cement
Country	United States
Investment, percentage	36.80%
Investments	$ 83	76
Neoris NV [member]
Disclosure of associates [line items]
Name of associate	Neoris N.V.
Activity	Technology
Country	The Netherlands
Investment, percentage	34.80%
Investments	$ 69	62
Societe d Exploitation de Carrieres [member]
Disclosure of associates [line items]
Name of joint venture	Société d’Exploitation de Carrières
Activity	Aggregates
Country	France
Investment, percentage	50.00%
Investments	$ 24	23
Societe Meridionale de Carrieres [member]
Disclosure of associates [line items]
Name of joint venture	Société Méridionale de Carrières
Activity	Aggregates
Country	France
Investment, percentage	33.30%
Investments	$ 13	12
Other companies [member]
Disclosure of associates [line items]
Name of joint venture	Other companies
Investments	$ 73	$ 65